Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - Recurring - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Assets
Other investments	$ 86	$ 78
Total assets	133	132
Liabilities
Total liabilities	(125)	(108)
Energy contracts subject to regulatory deferral
Assets
Derivative asset	29	21
Liabilities
Derivative liability	(112)	(106)
Energy contracts not subject to regulatory deferral
Assets
Derivative asset	18	30
Liabilities
Derivative liability	(6)	(1)
Foreign exchange contracts, interest rate and total return swaps
Liabilities
Derivative liability	(7)
Foreign exchange contracts
Assets
Derivative asset		3
Interest rate and total return swaps
Liabilities
Derivative liability		(1)
Level 1
Assets
Other investments	86	78
Total assets	86	81
Liabilities
Total liabilities	(6)	(1)
Level 1 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	(1)
Level 1 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 1 | Foreign exchange contracts, interest rate and total return swaps
Liabilities
Derivative liability	(6)
Level 1 | Foreign exchange contracts
Assets
Derivative asset		3
Level 1 | Interest rate and total return swaps
Liabilities
Derivative liability		0
Level 2
Assets
Other investments	0	0
Total assets	34	45
Liabilities
Total liabilities	(115)	(104)
Level 2 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	23	19
Liabilities
Derivative liability	(109)	(103)
Level 2 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	11	26
Liabilities
Derivative liability	(5)	0
Level 2 | Foreign exchange contracts, interest rate and total return swaps
Liabilities
Derivative liability	(1)
Level 2 | Foreign exchange contracts
Assets
Derivative asset		0
Level 2 | Interest rate and total return swaps
Liabilities
Derivative liability		(1)
Level 3
Assets
Other investments	0	0
Total assets	13	6
Liabilities
Total liabilities	(4)	(3)
Level 3 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	6	2
Liabilities
Derivative liability	(3)	(2)
Level 3 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	7	4
Liabilities
Derivative liability	(1)	(1)
Level 3 | Foreign exchange contracts, interest rate and total return swaps
Liabilities
Derivative liability	$ 0
Level 3 | Foreign exchange contracts
Assets
Derivative asset		0
Level 3 | Interest rate and total return swaps
Liabilities
Derivative liability		$ 0